Portfolio of Available for Sale Debt Securities (Parenthetical) (Detail) - INR (₨) ₨ in Millions		Apr. 01, 2018	Mar. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Equity securities, fair value	[1],[2]		₨ 559.3
ASU 2016-01
Schedule of Available-for-sale Securities [Line Items]
Equity securities, cost		₨ 855.6
Equity securities, fair value		₨ 1,267.7

[1]	Effective April 1, 2018, the Bank adopted ASU 2016-01 (See note 2(w)(ii) to the Consolidated Financial Statements for additional details).
[2]	Equity securities classified within other assets.